UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.
Portfolio of Investments July 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.7%) (c)
	Austria (0.9%)
	Major Telecommunications
228,022	Telekom Austria AG	$5,543,280

	Belgium (1.4%)
	Other Metals/Minerals
38,908	Umicore (a)	8,784,831

	France (13.8%)
	Construction Materials
79,465	Lafarge S.A. (a)	13,399,221

	Electric Utilities
124,049	Electricite de France (EDF) (a)	12,626,833
233,065	Suez S.A. (a)	12,216,958
		24,843,791
	Electrical Products
91,701	Schneider Electric S.A. (a)	12,283,573

	Major Banks
136,764	BNP Paribas (a)	15,029,087

	Motor Vehicles
49,521	Renault S.A. (a)	7,129,842

	Pharmaceuticals: Major
149,332	Sanofi-Aventis (a)	12,484,561

	Total France	85,170,075

	Germany (13.3%)
	Industrial Conglomerates
105,227	MAN AG	15,195,622
140,796	Siemens AG (Registered Shares)	17,693,278
		32,888,900
	Major Banks
268,254	Commerzbank AG (a)	11,415,096

	Motor Vehicles
159,095	Bayerische Motoren Werke (BMW) AG	9,831,757

	Multi-Line Insurance
69,661	Allianz SE (Registered Shares) (a)	14,660,868
77,096	Muenchener Rueckversicherungss-Gesellschaft AG (Registered Shares)	13,232,650
		27,893,518

	Total Germany	82,029,271

	Greece (3.5%)
	Major Banks
209,539	National Bank of Greece S.A.	12,399,970

	Regional Banks
262,184	EFG Eurobank Ergasias	9,396,681

	Total Greece	21,796,651

	Italy (4.3%)
	Integrated Oil
416,251	Eni SpA (a)	14,548,912

	Major Banks
1,469,538	UniCredito Italiano SpA	12,400,300

	Total Italy	26,949,212

	Netherlands (3.4%)
	Air Freight/Couriers
219,817	TNT NV (a)	9,399,243

	Publishing: Books/Magazines
403,643	Wolters Kluwer NV (Share Certificates)	11,760,045

	Total Netherlands	21,159,288

	Norway (1.1%)
	Major Telecommunications
375,864	Telenor ASA*	6,863,607

	Spain (4.8%)
	Major Banks
612,043	Banco Bilbao Vizcaya Argentaria, S.A.	14,956,377

	Major Telecommunications
631,373	Telefonica S.A.	14,741,558

	Total Spain	29,697,935

	Sweden (4.0%)
	Industrial Machinery
621,503	Sandvik AB	12,502,147

	Telecommunication Equipment
3,293,487	Telefonaktiebolaget LM Ericsson (B Shares)	12,333,082

	Total Sweden	24,835,229

	Switzerland (16.5%)
	Financial Conglomerates
254,669	UBS AG (Registered Shares)	14,118,658

	Food: Major Diversified
58,355	Nestle S.A. (Registered Shares)	22,279,011

	Medical Specialties
22,076	Nobel Biocare Holding AG Bearer	6,642,463

	Multi-Line Insurance
38,143	Zurich Financial Services AG (Registered Shares)	11,087,948

	Other Consumer Specialties
233,842	Compagnie Financiere Richemont AG (Bearer A) (Units)+	14,644,416

	Pharmaceuticals: Major
300,466	Novartis AG (Registered Shares)	16,220,268
95,582	Roche Holding AG	16,915,424
		33,135,692

	Total Switzerland	101,908,188

	United Kingdom (e) (30.7%)
	Aerospace & Defense
1,293,016	BAE Systems PLC	10,934,046
939,600	Rolls-Royce Group PLC*	9,617,670
		20,551,716
	Food Retail
1,405,475	Morrison (W.M.) Supermarkets PLC	8,539,647
1,639,892	Tesco PLC	13,480,090
		22,019,737
	Integrated Oil
748,552	Royal Dutch Shell PLC (A Shares)	29,164,367

	Investment Managers
665,649	Man Group PLC	7,572,641

	Major Banks
838,207	Barclays PLC	11,773,363
1,176,437	HSBC Holdings PLC	21,868,692
		33,642,055
	Other Metals/Minerals
224,160	Anglo American PLC	12,877,620

	Pharmaceuticals: Major
638,048	GlaxoSmithKline PLC	16,292,371

	Publishing: Books/Magazines
651,422	Reed Elsevier PLC	8,061,884

	Pulp & Paper
1	Mondi PLC*	4

	Tobacco
380,149	British American Tobacco PLC	12,287,800
228,150	Imperial Tobacco Group PLC	10,027,774
		22,315,574

	Wireless Telecommunications
5,690,568	Vodafone Group PLC	17,285,274

	Total United Kingdom	189,783,243

	Total Common Stocks (Cost $452,213,227)	604,520,810

	Preferred Stock (1.1%) (c)
	Germany
	Medical Specialties
83,917	Fresenius SE (Cost $6,790,493)	6,667,976

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (13.8%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (12.7%)
$2,415	AIG Match Funding Corp., 5.30%, 12/17/07 (b)	2,415,379
1,725	Alliance and Leister PLC., 5.33%, 08/29/08 (b)	1,725,201
863	Bancaja, 5.36%, 08/29/08 (b)	862,600
863	Bank of New York Co., Inc., 5.32%, 08/29/08 (b)	862,600
863	BASF AG, 5.36%, 07/18/08 (b)	862,514
1,725	BNP Paribas Mtn., 5.35%, 08/29/08 (b)	1,725,201
3,450	CAM U.S. Finance SA Unipersonal, 5.37%, 08/29/08 (b)	3,450,402
1,725	Canadian Imperial Bank, NY, 5.42%, 07/28/08 (b)	1,725,201
862	CC USA, Inc., 5.50%, 01/28/08 (b)	861,856
1,208	CIC NY, 5.30%, 09/04/07 (b)	1,207,611
3,105	CIT Group Holdings Inc., 5.38%, 06/18/08 (b)	3,105,361
1,725	Credit Suisse First Boston, NY, 5.32%, 03/14/08 (b)	1,725,201
1,725	Dexia Bank NY, 5.32%, 09/28/07 (b)	1,725,115
	First Tennesee Bank,
863	5.33%, 08/29/08 (b)	862,601
3,450	5.34%, 08/29/08 (b)	3,450,107
	Goldman Sachs Group, Inc.,
863	5.37%, 08/29/08 (b)	862,600
1,622	5.50%, 07/31/08 (b)	1,621,689
863	HSBC Finance Corp., 5.33%, 08/29/08 (b)	862,600
3,451	IBM Corp., 5.29%, 08/29/08 (b)	3,450,851
1,725	Macquarie Bank Ltd., 5.34%, 08/29/08 (b)	1,725,201
1,730	Marshall & Ilsley Bank, 5.37%, 12/17/07	1,730,040
2,588	Metropolitan Life Global Funding, 5.31%, 08/29/08 (b)	2,587,801
1,725	Natexis Banques Populaires NY, 5.33%, 09/07/07 (b)	1,725,201
3,450	National Bank of Canada, 5.31%, 04/02/08 (b)	3,449,764
863	National City Bank Cleveland, 5.32%, 09/18/07 (b)	862,584
3,450	National Rural Utilities Coop., Fin., 5.33%, 08/29/08 (b)	3,450,402

2,001	Nationwide Building Society, 5.44%, 07/31/08 (b)		2,001,233
3,420	Rhein-Main Secuirtization Limited, 5.33%, 09/24/07		3,420,038
	Sheffield Receivable Corp.,
1,718	5.30%, 08/24/07		1,717,610
1,374	5.31%, 08/27/07		1,373,874
4,140	Societe Generale, NY, 5.30%, 12/31/07 (b)		4,139,953
1,545	Ticonderoga Funding LLC, 5.30%, 08/17/07		1,545,393
10,311	UBS Securities LLC, 5.30%, 08/01/07		10,310,562
1,898	Unicredito Deleware Inc., 5.33%, 08/29/08 (b)		1,897,805
1,208	Unicredito Italiano Bank (IRE) Plc., 5.34%, 08/29/08 (b)		1,207,641
1,725	Washington Mutual Bank, FA, 5.33%, 10/22/07		1,725,201

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $78,234,993)		78,234,993

	Investment Company (d) (1.1%)
6,908	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $6,907,853)		6,907,853

	Total Short-Term Investments (Cost $85,142,846)		85,142,846

	Total Investments (Cost $544,146,566) (f)	112.6%	696,331,632

	Liabilities in Excess of Other Assets	(12.6)	(77,680,399)

	Net Assets	100.0%	$618,651,233

*	Non-income producing security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	All or portion of this security was on loan as of July 31, 2007.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2007.
(c)

Securities with total market value equal to $611,188,786 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $82,785 for the period ended July 31, 2007.

(e)

July 31, 2007, investment in securities of issuers in the United Kingdom and Switzerland represented 30.7% and 16.5%, respectively of the Fund’s net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to respect to U.S. securities, may be affected by economic or political developments in these regions.

(f)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $156,063,446 and the aggregate gross unrealized depreciation is $3,878,380, resulting in net unrealized appreciation of $152,185,066.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments July 31, 2007 (unaudited)

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	99,842,885	14.3%
Short-Term Investments	85,142,846	12.2
Pharmaceuticals: Major	61,912,624	8.9
Integrated Oil	43,713,279	6.3
Multi-Line Insurance	38,981,466	5.6
Industrial Conglomerates	32,888,900	4.7
Major Telecommunications	27,148,445	3.9
Electric Utilities	24,843,791	3.6
Tobacco	22,315,574	3.2
Food: Major Diversified	22,279,011	3.2
Food Retail	22,019,737	3.2
Other Metals/Minerals	21,662,451	3.1
Aerospace & Defense	20,551,716	3.0
Publishing: Books/Magazines	19,821,929	2.8
Wireless Telecommunications	17,285,274	2.5
Motor Vehicles	16,961,599	2.4
Other Consumer Specialties	14,644,416	2.1
Financial Conglomerates	14,118,658	2.0
Construction Materials	13,399,221	1.9
Medical Specialties	13,310,439	1.9
Industrial Machinery	12,502,147	1.8
Telecommunication Equipment	12,333,082	1.8
Electrical Products	12,283,573	1.8
Air Freight/Couriers	9,399,243	1.4
Regional Banks	9,396,681	1.3
Investment Managers	7,572,641	1.1
Pulp & Paper	4	0.0
	696,331,632	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 200

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007